Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended			2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended
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C000265319
Account Value [Line Items]
Line Graph and Table Measure Name																											Baron Financials ETF (at NAV)
Accumulated Value			$ 10,000			$ 10,470		$ 10,050		$ 8,750		$ 10,040		$ 11,070		$ 11,550		$ 12,230		$ 13,010		$ 12,950		$ 12,300		$ 13,850			$ 14,720		$ 13,870		$ 14,640		$ 14,530		$ 15,710		$ 15,620		$ 16,970		$ 17,490		$ 18,470		$ 17,420		$ 18,130		$ 16,860		$ 16,980		$ 14,840		$ 13,730		$ 14,150		$ 12,330		$ 12,010		$ 10,980		$ 12,260		$ 11,880		$ 10,788		$ 11,680		$ 11,995		$ 11,326		$ 12,380		$ 11,985		$ 11,873		$ 11,883		$ 11,772		$ 12,502		$ 13,059		$ 13,130		$ 12,664		$ 12,177		$ 13,779		$ 14,418	$ 14,712	$ 15,229	$ 15,331	$ 14,337	$ 14,712	$ 14,986	$ 15,574	$ 16,537	$ 16,862	$ 17,176	$ 18,920	$ 17,754	$ 18,819	$ 18,423	$ 17,521	$ 17,602	$ 18,636	$ 19,143	$ 18,839	$ 18,677	$ 18,322	$ 17,876	$ 17,703	$ 17,915
C000265316
Account Value [Line Items]
Line Graph and Table Measure Name																											Baron First Principles ETF (at NAV)
Accumulated Value	$ 10,000			$ 9,927
C000265317
Account Value [Line Items]
Line Graph and Table Measure Name																											Baron Global Durable Advantage ETF (at NAV)
Accumulated Value	10,000			10,118
C000265318
Account Value [Line Items]
Line Graph and Table Measure Name																											Baron SMID Cap ETF (at NAV)
Accumulated Value	10,000			9,813
C000265320
Account Value [Line Items]
Line Graph and Table Measure Name																											Baron Technology ETF (at NAV)
Accumulated Value		$ 10,000			$ 8,750		$ 8,340		$ 8,360		$ 7,080		$ 6,790		$ 6,190		$ 6,930		$ 6,730		$ 5,910		$ 6,050		$ 6,110			$ 5,570		$ 6,380		$ 6,450		$ 6,820		$ 6,530		$ 7,490		$ 7,960		$ 8,370		$ 8,130		$ 7,650		$ 7,350		$ 8,560		$ 9,100		$ 9,420		$ 10,270		$ 10,440		$ 9,870		$ 10,300		$ 11,180		$ 10,910		$ 11,090		$ 11,610		$ 11,910		$ 13,160		$ 13,450		$ 13,910		$ 13,020		$ 11,460		$ 11,970		$ 13,830		$ 15,020		$ 15,420		$ 15,190		$ 15,905		$ 16,620		$ 15,895		$ 15,783
Baron Index: MSCI USA Financials Index
Account Value [Line Items]
Line Graph and Table Measure Name																											MSCI USA Financials Index
Accumulated Value			10,000			9,758		8,649		6,744		7,405		7,623		7,618		7,880		8,181		7,888		7,837		9,142			9,725		9,539		10,625		11,234		11,999		12,540		12,199		12,190		12,818		12,553		13,534		12,786		13,126		13,075		12,849		12,772		11,455		11,826		10,511		11,272		11,048		10,151		11,379		12,148		11,456		12,341		12,047		10,887		11,169		10,740		11,472		12,073		11,728		11,357		11,047		12,315		13,050	13,387	14,011	14,699	14,055	14,503	14,389	15,284	15,878	15,824	16,297	18,088	17,101	18,271	18,378	17,493	17,146	18,041	18,709	18,763	19,298	19,309	18,790	19,104	19,704
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																											Russell 3000 Growth Index
Accumulated Value	10,000			10,038
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name																											MSCI ACWI Index
Accumulated Value	10,000			10,062
Baron Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																											Russell 2500 Growth Index
Accumulated Value	10,000			9,770
Baron Index: MSCI ACWI Information Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name																											MSCI ACWI Information Technology Index
Accumulated Value		10,000			9,182		8,770		8,972		7,919		7,838		7,027		7,883		7,437		6,517		6,972		7,479			6,893		7,613		7,582		8,301		8,247		8,918		9,436		9,681		9,471		8,855		8,771		9,960		10,410		10,742		11,403		11,649		11,020		11,904		12,991		12,712		12,891		13,136		13,010		13,564		13,698		13,552		13,281		12,103		12,345		13,631		14,922		15,543		15,608		16,826		18,050		17,175		17,311
Baron Index: FactSet Global FinTech Index
Account Value [Line Items]
Line Graph and Table Measure Name																											FactSet Global FinTech Index
Accumulated Value			10,000			10,181		9,295		7,262		8,597		9,633		10,018		10,583		11,446		11,061		10,856		12,512			13,478		13,263		13,971		13,852		14,444		14,435		14,599		14,312		14,677		14,057		14,116		12,749		12,977		11,599		11,139		11,319		10,138		9,943		8,738		9,494		9,324		8,286		8,770		8,970		8,609		9,833		9,430		9,319		9,169		9,324		9,858		10,506		9,802		9,191		8,511		9,693		10,619	10,408	10,798	11,001	10,248	10,298	10,367	10,949	11,432	11,631	11,581	12,668	12,136	12,273	11,686	11,223	11,405	12,213	12,774	12,513	12,965	12,531	12,016	11,629	11,631
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name																											MSCI ACWI Index
Accumulated Value			10,000			9,890		9,091		7,863		8,706		9,084		9,375		9,871		10,475		10,137		9,891		11,110			11,625		11,573		11,841		12,157		12,688		12,886		13,056		13,146		13,475		12,918		13,577		13,251		13,781		13,104		12,765		13,042		11,998		12,012		10,999		11,768		11,334		10,249		10,868		11,711		11,250		12,056		11,711		12,072		12,245		12,114		12,817		13,287		12,915		12,381		12,009		13,117		13,748	13,828	14,422	14,867	14,384	14,968	15,301	15,548	15,943	16,313	15,947	16,543	16,152	16,694	16,593	15,938	16,087	17,011	17,775	18,016	18,461	19,130	19,558	19,556	19,760
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																											S&P 500 Index
Accumulated Value			$ 10,000			$ 9,996		$ 9,173		$ 8,040		$ 9,071		$ 9,503		$ 9,692		$ 10,238		$ 10,974		$ 10,557		$ 10,277		$ 11,402			$ 11,840		$ 11,720		$ 12,044		$ 12,571		$ 13,242		$ 13,334		$ 13,646		$ 13,970		$ 14,395		$ 13,725		$ 14,687		$ 14,585		$ 15,239		$ 14,450		$ 14,017		$ 14,538		$ 13,270		$ 13,294		$ 12,197		$ 13,322		$ 12,778		$ 11,602		$ 12,541		$ 13,242		$ 12,479		$ 13,263		$ 12,939		$ 13,414		$ 13,624		$ 13,683		$ 14,587		$ 15,056		$ 14,816		$ 14,109		$ 13,813		$ 15,074		$ 15,759	$ 16,024	$ 16,880	$ 17,423	$ 16,711	$ 17,540	$ 18,169	$ 18,390	$ 18,836	$ 19,238	$ 19,064	$ 20,183	$ 19,702	$ 20,251	$ 19,986	$ 18,860	$ 18,732	$ 19,911	$ 20,924	$ 21,394	$ 21,827	$ 22,624	$ 23,154	$ 23,210	$ 23,225
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																											Russell 3000 Index
Accumulated Value	10,000			10,006
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																											Russell 3000 Index
Accumulated Value	$ 10,000			$ 10,006
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name																											MSCI ACWI Index
Accumulated Value		10,000			9,509		9,263		9,464		8,706		8,717		7,982		8,539		8,225		7,437		7,886		8,498			8,164		8,749		8,498		8,760		8,886		8,791		9,301		9,642		9,372		8,985		8,715		9,519		9,976		10,035		10,465		10,788		10,438		10,862		11,103		11,283		11,569		11,838		11,572		12,005		11,721		12,114		12,041		11,566		11,673		12,344		12,899		13,074		13,396		13,882		14,192		14,191		14,339
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																											S&P 500 Index
Accumulated Value		$ 10,000			$ 9,483		$ 9,199		$ 9,540		$ 8,708		$ 8,724		$ 8,004		$ 8,742		$ 8,386		$ 7,613		$ 8,230		$ 8,690			$ 8,189		$ 8,703		$ 8,491		$ 8,803		$ 8,940		$ 8,979		$ 9,572		$ 9,880		$ 9,723		$ 9,259		$ 9,064		$ 9,892		$ 10,342		$ 10,515		$ 11,077		$ 11,433		$ 10,966		$ 11,510		$ 11,923		$ 12,068		$ 12,361		$ 12,625		$ 12,510		$ 13,245		$ 12,929		$ 13,289		$ 13,116		$ 12,377		$ 12,293		$ 13,067		$ 13,731		$ 14,039		$ 14,324		$ 14,847		$ 15,194		$ 15,231		$ 15,241